UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2010

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     April 13, 2010
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $156,242 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


03/31/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Abbott Laboratories
COMMON
002824100
3,618,062
68,680
x
ALL
66,085

2,595
AFLAC Incorporated
COMMON
001055102
5,883,950
108,380
x
ALL
104,170

4,210
Alcon Inc
COMMON
H01301102
6,507,314
40,278
x
ALL
37,368

2,910
Altria Group, Inc.
COMMON
02209S103
1,418,178
69,112
x
ALL
66,905

2,207
Automatic Data Processing
COMMON
053015103
3,047,440
68,528
x
ALL
62,673

5,855
Avon Products, Inc.
COMMON
054303102
4,292,514
126,735
x
ALL
120,060

6,675
Becton, Dickinson & Co.
COMMON
075887109
4,020,820
51,071
x
ALL
45,226

5,845
Charles Schwab Corp
COMMON
808513105
1,450,905
77,630
x
ALL
72,800

4,830
Chevron Corporation
COMMON
166764100
872,348
11,504
x
ALL
11,104

400
Choice Hotels Intl
COMMON
169905106
773,652
22,225
x
ALL
21,325

900
Clorox Company
COMMON
189054109
1,740,118
27,130
x
ALL
25,455

1,675
DENTSPLY Intl Inc.
COMMON
249030107
453,440
13,000
x
ALL
13,000

0
Diamond Offshore Drilling
COMMON
25271C102
3,623,448
40,800
x
ALL
37,575

3,225
Dominion Resources, Inc.
COMMON
25746U109
2,513,794
61,148
x
ALL
58,773

2,375
Extra Space Storage
COMMON
30225T102
1,308,893
103,225
x
ALL
98,925

4,300
Exxon Mobil Corporation
COMMON
30231G102
1,058,552
15,804
x
ALL
12,749

3,055
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
4,264,203
110,701
x
ALL
102,616

8,085
HCC Insurance Hldngs Inc
COMMON
404132102
256,680
9,300
x
ALL
9,300

0
Intel Corp
COMMON
458140100
202,839
9,100
x
ALL
9,100

0
Itron, Inc.
COMMON
465741106
1,248,930
17,210
x
ALL
16,490

720
J.M. Smucker Company
COMMON
832696405
1,514,153
25,127
x
ALL
22,983

2,144
Johnson & Johnson
COMMON
478160104
533,010
8,175
x
ALL
8,175

0
Kimberly-Clark Corp
COMMON
494368103
1,018,342
16,195
x
ALL
15,270

925
Lawson Software Inc.
COMMON
52078P102
637,428
96,580
x
ALL
90,320

6,260










Page Total


52,259,013





















03/31/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Linear Technology Corp
COMMON
535678106
2,544,901
90,085
x
ALL
85,190

4,895
McCormick & Co, Inc.
COMMON
579780206
3,052,113
79,565
x
ALL
75,585

3,980
McGraw-Hill Companies Inc
COMMON
580645109
4,771,931
133,855
x
ALL
129,455

4,400
Medtronic, Inc.
COMMON
585055106
4,899,219
108,799
x
ALL
101,539

7,260
Meredith Corporation
COMMON
589433101
1,892,034
54,985
x
ALL
50,905

4,080
Newmont Mining Corp
COMMON
651639106
4,843,850
95,108
x
ALL
89,083

6,025
Noble Corporation
COMMON
H5833N103
5,725,994
136,920
x
ALL
124,780

12,140
ONEOK, Inc.
COMMON
682680103
6,368,175
139,500
x
ALL
128,515

10,985
Oracle Corporation
COMMON
68389X105
4,759,384
185,118
x
ALL
173,208

11,910
Pall Corporation
COMMON
696429307
1,838,651
45,410
x
ALL
40,325

5,085
Paychex, Inc.
COMMON
704326107
2,631,501
85,661
x
ALL
76,831

8,830
PepsiCo, Inc.
COMMON
713448108
5,314,302
80,325
x
ALL
73,425

6,900
Philip Morris Intl
COMMON
718172109
5,463,082
104,737
x
ALL
96,255

8,482
Portfolio Recovery Assoc
COMMON
73640Q105
1,962,974
35,775
x
ALL
33,725

2,050
Principal Fncl Group Inc
COMMON
74251V102
4,904,505
167,905
x
ALL
157,275

10,630
Prudential Fncl Inc
COMMON
744320102
2,292,950
37,900
x
ALL
35,850

2,050
QUALCOMM Inc.
COMMON
747525103
2,035,060
48,500
x
ALL
45,470

3,030
Rocky Mntn Choc Factory
COMMON
774678403
485,760
52,800
x
ALL
51,400

1,400
Roper Industries, Inc.
COMMON
776696106
1,616,339
27,945
x
ALL
25,665

2,280
Techne Corporation
COMMON
878377100
631,349
9,930
x
ALL
9,285

645
Teva Pharm Inds Ltd ADR F
COMMON
881624209
4,650,573
73,725
x
ALL
68,605

5,120
Transocean Ltd.
COMMON
H8817H100
6,952,726
80,490
x
ALL
74,230

6,260
UDR, Inc.
COMMON
902653104
1,543,853
87,520
x
ALL
84,720

2,800
Varian Medcl Systems Inc
COMMON
92220P105
3,097,650
55,985
x
ALL
51,915

4,070










Page Total


84,278,878





















03/31/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Vodafone Group Plc Adr
COMMON
92857W209
3,408,668
146,232
x
ALL
132,657

13,575
Washington REIT SBI
COMMON
939653101
2,019,355
66,100
x
ALL
62,850

3,250
Wellpoint, Inc.
COMMON
94973V107
4,111,307
63,860
x
ALL
59,640

4,220
Western Union
COMMON
959802109
4,155,370
245,010
x
ALL
223,120

21,890
Willis Group Holdings
COMMON
G96666105
6,009,245
192,050
x
ALL
179,225

12,825










Page Total


19,703,944
















Grand Total


156,241,835



























